Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax
27.	INCOME TAX

a.	Income tax recognized in profit or loss

The major components of income tax were as follows:

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$4,177,900	$4,979,766	$5,207,309	$170,118
Income tax on unappropriated earnings	829,345	1,076,353	(1,022,560)	(33,406)
Changes in estimate for prior years	28,160	(88,162)	(103,822)	(3,392)
	5,035,405	5,967,957	4,080,927	133,320

Deferred income tax
In respect of the current year	574,541	534,472	(227,327)	(7,426)
Effect of tax rate changes	14,184	-	657,346	21,475
Changes in estimate for prior years	(206,788)	52,872	5,696	186
Effect of foreign currency exchange differences	(26,498)	(31,698)	(3,273)	(107)
	355,439	555,646	432,442	14,128

Income tax expense recognized in profit or loss	$5,390,844	$6,523,603	$4,513,369	$147,448

A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$27,968,705	$31,020,663	$31,937,678	$1,043,374

Income tax expense calculated at the statutory rates	$8,634,187	$10,890,498	$13,540,599	$442,359
Nontaxable expense (income) in determining taxable income	(34,954)	483,715	353,019	11,533
Tax-exempt income	(700,274)	(623,566)	(2,515,453)	(82,177)
Additional income tax on unappropriated earnings	829,345	1,076,353	(1,022,560)	(33,406)

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Loss carry-forward and income tax credits currently used	$(898,700)	$(1,124,043)	$(971,124)	$(31,726)
Remeasurement of deferred income tax assets, net	(2,797,673)	(4,131,473)	(4,776,271)	(156,036)
Changes in estimate for prior periods	28,160	(88,162)	(103,822)	(3,392)
Withholding tax	81,543	40,281	8,981	293
Land value increment tax	249,210	-	-	-

Income tax expense recognized in profit or loss	$5,390,844	$6,523,603	$4,513,369	$147,448

For the years ended December 31, 2016 and 2017, the Group applied a tax rate of 17% for resident entities subject to the Income Tax Law of the R.O.C. In February 2018, the Income Tax Law of the R.O.C. was amended and the corporate income tax rate was adjusted from 17% to 20% effective in 2018. In addition, the rate of the corporate surtax applicable to 2018 unappropriated earnings is reduced from 10% to 5%. The subsidiaries located in China applied tax rate of 25%. For other jurisdictions, the Group measures taxes by using the applicable tax rate for each individual jurisdiction.

b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$(204)	$262	$(1,099)	$(36)

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$73,637	$(51,217)	$55,346	$1,808
Effect of tax rate changes	-	-	70,755	2,312

Income tax recognized in other comprehensive income	$73,637	$(51,217)	$126,101	$4,120
d.	Current tax assets and liabilities

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$28,458	$50,456	$1,648
Prepaid income tax	232,084	473,807	15,479

	$260,542	$524,263	$17,127

Current tax liabilities
Income tax payable	$7,619,328	$6,781,136	$221,553

e.	Deferred tax assets and liabilities

The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.

The movements of deferred tax assets and deferred tax liabilities were as follows:

For the year ended December 31, 2016

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Deferred tax assets (liabilities)
Temporary differences
Property, plant and equipment	$(3,504,458)	$(182,291)	$-	$-	$(72,098)	$-	$(3,758,847)
Defined benefit obligation	845,939	(48,601)	73,637	-	2,509	-	873,484
FVTPL financial instruments	(232,198)	212,737	-	-	(1,902)	-	(21,363)
Others	1,384,987	(283,179)	-	(204)	(21,780)	-	1,079,824
	(1,505,730)	(301,334)	73,637	(204)	(93,271)	-	(1,826,902)
Loss carry-forward	1,323,577	(110,967)	-	-	(91,008)	2,939	1,124,541
Investment credits	351,119	56,862	-	-	(25,245)	-	382,736

	$168,966	$(355,439)	$73,637	$(204)	$(209,524)	$2,939	$(319,625)

For the year ended December 31, 2017

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Deferred tax assets (liabilities)
Temporary differences
Property, plant and equipment	$(3,758,847)	$(101,576)	$-	$-	$(18,643)	$-	$(3,879,066)
Defined benefit obligation	873,484	(26,736)	(51,217)	-	(15,291)	-	780,240
FVTPL financial instruments	(21,363)	(86,342)	-	-	2,802	-	(104,903)
Others	1,079,824	(22,748)	-	262	(28,929)	-	1,028,409
	(1,826,902)	(237,402)	(51,217)	262	(60,061)	-	(2,175,320)
Loss carry-forward	1,124,541	(456,246)	-	-	13,146	-	681,441
Investment credits	382,736	138,002	-	-	13,475	-	534,213

	$(319,625)	$(555,646)	$(51,217)	$262	$(33,440)	$-	$(959,666)

For the year ended December 31, 2018

	Balance at January 1	Adjustment on initial Application of IFRS 15	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets (liabilities)
Temporary differences
Property, plant and equipment	$(3,879,066)	$-	$(600,229)	$-	$-	$(21,146)	$(45,873)	$(4,546,314)
Defined benefit obligation	780,240	-	(131,687)	126,101	-	27,884	262,286	1,064,824
FVTPL financial instruments	(104,903)	-	284,659	-	-	(137)	27,402	207,021
Others	1,028,409	(97,358)	(26,147)	-	(1,099)	74,327	294,540	1,272,672
	(2,175,320)	(97,358)	(473,404)	126,101	(1,099)	80,928	538,355	(2,001,797)
Loss carry-forward	681,441	-	(50,059)	-	-	28,293	12,600	672,275
Investment credits	534,213	-	91,021	-	-	5,932	-	631,166

	$(959,666)	$(97,358)	$(432,442)	$126,101	$(1,099)	$115,153	$550,955	$(698,356)

	Balance at January 1	Adjustment on initial Application of IFRS 15	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Deferred tax assets (liabilities)
Temporary differences
Property, plant and equipment	$(126,726)	$-	$(19,609)	$-	$-	$(691)	$(1,499)	$(148,525)
Defined benefit obligation	25,490	-	(4,302)	4,120	-	911	8,569	34,788
FVTPL financial instruments	(3,427)	-	9,300	-	-	(4)	895	6,764
Others	33,597	(3,181)	(854)	-	(36)	2,428	9,622	41,576
	(71,066)	(3,181)	(15,465)	4,120	(36)	2,644	17,587	(65,397)
Loss carry-forward	22,262	-	(1,635)	-	-	924	412	21,963
Investment credits	17,452	-	2,973	-	-	194	-	20,619

	$(31,352)	$(3,181)	$(14,127)	$4,120	$(36)	$3,762	$17,999	$(22,815)

f.	Items for which no deferred tax assets have been recognized for loss carry-forward, investment credits and deductible temporary differences

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$542,054	$666,043	$21,759
Deductible temporary differences	712,141	332,255	10,854

	$1,254,195	$998,298	$32,613

The unrecognized loss carry-forward will expire through 2030.

g.	Information about unused loss carry-forward, unused investment credits, tax-exemption and other tax relief

As of December 31, 2018, the unused loss carry-forward comprised of:

Expiry Year	NT$	US$
		(Note 4)

2019	$163,916	$5,355
2020	290,460	9,489

Expiry Year	NT$	US$
		(Note 4)

2021	$159,641	$5,215
2022	94,287	3,080
2023 and thereafter	630,015	20,582

	$1,338,319	$43,721

As of December 31, 2018, unused investment credits comprised of:

	Remaining Creditable Amount
Tax Credit Source	NT$	US$	Expiry Year
		(Note 4)

Purchase of machinery and equipment	$590,694	$19,297	2022
Others	40,472	1,322	2023 and thereafter

	$631,166	$20,619

As of December 31, 2018, profits attributable to the following expansion projects were exempted from income tax for a 5-year period:

Tax-exemption Period

Construction and expansion of 2007 by ASE	2016.01-2020.12
Construction and expansion of 2008 by ASE	2014.01-2018.12
Construction and expansion of 2008 by ASE Test Inc.	2014.01-2018.12
Construction and expansion of 2009 by ASE Test Inc.	2018.01-2022.12
Construction and expansion of 2008 by ASE Electronics Inc.	2016.01-2020.12
Construction and expansion of 2007 by SPIL	2015.01-2019.12

Some China subsidiaries qualified as high technology enterprises were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments

As of December 31, 2017 and 2018, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$16,401,422 thousand and NT$28,810,874 thousand (US$941,224 thousand), respectively.

i.	Income tax assessments

The tax returns of the Company’s R.O.C. subsidiaries through 2014 to 2016 have been examined by the tax authorities.